Changes to provision for lawsuits and administrative proceedings are as follows: (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 16,469
Balance at end of the year	18,082	$ 16,469
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	15,995	20,631	$ 14,067
Additions	2,240		7,263
Payments / Reversals
Effect of changes in exchange rates (OCI)	(1,154)	(4,636)	(699)
Balance at end of the year	17,081	15,995	20,631
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	470	300	209
Additions	2,204	1,472	743
Payments / Reversals	(1,644)	(1,234)	(641)
Effect of changes in exchange rates (OCI)	(50)	(68)	(11)
Balance at end of the year	980	470	300
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	4	21
Additions	18	2	21
Payments / Reversals		(13)
Effect of changes in exchange rates (OCI)	(1)	(6)
Balance at end of the year	$ 21	$ 4	$ 21